Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Receivables

Receivables consist of the following:

	Successor	Predecessor
	As of	As of
	December 31, 2018	December 31, 2017

Contracts in transit and vehicle receivables	$12,291	$15,528
Manufacturer receivables	3,823	3,555
Finance and other receivables	1,540	1,841
	17,654	20,924
Less: Allowance for doubtful accounts	(687)	(1,013)
	$16,967	$19,911